Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 5,518	$ 1,894
Short-term interest-bearing deposits		3,861
Prepaid expenses and other receivables	3,420	4,361
Digital assets, at fair value	107,328	24,273
Digital assets purchase option	3,634,737	1,708,789
Total Current Assets	3,751,003	1,743,178
Non-Current Assets
Property and equipment, net	249	361
Digital assets, at fair value	1,146,808	582,508
Other assets	1,906	951
Total Non-Current Assets	1,148,963	583,820
TOTAL ASSETS	4,899,966	2,326,998
Current Liabilities
Convertible debt, net	16,877
Accounts payable trade	1,694	3,808
Accrued expenses and other liabilities	12,720	5,213
Derivative liability	128
Total Current Liabilities	31,419	9,021
Non-Current Liabilities
Deferred tax liability	969,937	382,646
Lease liabilities	371	383
Total Non-Current Liabilities	970,308	383,029
Commitments and Contingent Liabilities
TOTAL LIABILITIES	1,001,727	392,050
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 6.00 par value: Authorized: 158,333,333 and 83,333,333 shares as of June 30, 2026 and December 31, 2025, respectively; Issued and outstanding: 16,832,017 and 15,825,434 as of June 30, 2026 and December 31, 2025, respectively;	30,703	28,730
Additional paid in capital	808,967	796,696
Accumulated other comprehensive income	1,101	1,101
Retained earnings	3,057,468	1,108,421
TOTAL SHAREHOLDERS’ EQUITY	3,898,239	1,934,948
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 4,899,966	$ 2,326,998